RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Opearting Lease Liabilities
SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	4,188,215	2,731,445	350,937

Operating lease liabilities
Current	1,204,436	1,595,543	204,996
Non-current	3,063,509	1,467,966	188,604
	4,267,945	3,063,509	393,600

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,895,294	1,719,081	1,456,770	187,166
ROU assets obtained in exchange for operating lease liabilities	—	4,248,914	—	—
Interest of lease liabilities	139,296	61,232	206,828	26,573
Cash paid for operating leases	2,044,020	1,788,518	1,411,265	181,320

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

	Twelve months ended December 31,
	HK$	US$

2026	1,721,280	221,150
2027	1,506,120	193,507

Total future lease payments	3,227,400	414,657
Less: imputed interest	(163,891)	(21,057)
Present value of lease obligation	3,063,509	393,600